FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS
Schedule of financial assets measured at fair value on a recurring basis

The following table presents information about financial assets that were required to be measured at fair value on a recurring basis (in thousands):

Estimated Fair Value
December 31, 2015
Description	Level 1	Level 2	Total
Assets:
Money market funds	$ 65,809	$—	$ 65,809

Total	$ 65,809	$—	$ 65,809

Estimated Fair Value
December 31, 2014
Description	Level 1	Level 2	Total
Assets:
Money market funds	$ 42,741	$—	$ 42,741
Time deposits	—	5,053	5,053
Derivative assets	—	1	1

Total	$ 42,741	$ 5,054	$ 47,795

Liabilities:
Derivative liabilities	$—	$ 18	$ 18

Total	$—	$ 18	$ 18